Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Payables [Abstract]
Schedule of Other Payables

	December 31
	2018	2019
Payables for salaries and bonuses	$1,153,048	$1,037,213
Payables for professional fees	680,708	923,726
Payables for cash-settled share-based payment transactions (Note 21)	669,042	755,787
Interest payables	50,430	392,970
Others	129,433	137,146
	$2,682,661	$3,246,842